Offerings	Sep. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.750% Fixed Rate Notes due 2031 of Stellantis Finance US Inc.
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,249,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,538.69
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $2,500,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.400% Fixed Rate Notes due 2036 of Stellantis Finance US Inc.
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,248,862,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,467.91
Offering Note	See note 1 above.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Stellantis N.V.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Stellantis N.V. will fully and unconditionally guarantee the 6.750% Fixed Rate Notes due 2031, and 7.400% Fixed Rate Notes due 2036 issued by Stellantis Finance US Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.